Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Employer national insurance contingent liability	£ 4.1	£ 2.1
Prevailing rate of employer national insurance	13.80%